Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income for the year	$ 4,274,113	$ 7,861,059	$ 9,445,867
Adjustments for:
Depreciation and amortization	1,035,244	1,116,872	1,175,108
Employee benefits	16,116	6,532	979
Interest income from investing activities	(931,866)	(445,879)	(65,948)
(Gain) Loss in financial instruments	(64,436)	778,649	0
Interest expense from financing activities	153,729	56,352	87,445
Income tax	1,739,998	3,299,522	4,389,769
Total Adjustments	6,222,898	12,673,107	15,033,220
Changes in operating assets and liabilities:
Decrease (Increase) in Trade receivables	653,286	(440,424)	(1,807,289)
Decrease (Increase) in Related parties’ receivables	(68,247)	(69,476)	(78,941)
Decrease (Increase) in Inventory	1,608,776	(1,541,781)	(2,715,001)
(Increase) in other receivables, recoverable taxes and prepaid expenses	(74,814)	(204,519)	(31,192)
(Decrease) Increase in Accounts payable trade	(2,187,193)	2,375,610	836,406
Increase (Decrease) in Related parties’ payables	62,799	(8,453)	(38,598)
Increase (Decrease) in Accounts payable other and accrued liabilities and taxes other than income taxes	(1,954,210)	(3,834,758)	(2,811,273)
Net cash flows provided by operating activities	4,263,295	8,949,306	8,387,332
Investing activities:
Acquisition of property, plant and equipment	(2,492,673)	(1,696,485)	(1,066,422)
Decrease (increase) in other non-current assets	301,913	(32,758)	(9,199)
Acquisition of other equity instruments	(88,642)	(2,075,872)	0
Gain (Loss) on financial instruments	64,436	(778,649)	0
Interest income collected	931,866	445,879	65,948
Net cash flows (used) by investing activities	(1,283,100)	(4,137,885)	(1,009,673)
Financing activities:
Loan from related parties	0	2,381,464	0
Repurchase and placement of own capital stocks, net	(89,041)	(90,129)	(74,497)
Interest expense	(153,729)	(56,352)	(87,445)
Net cash flows used (provided) in financing activities	(242,770)	2,234,983	(161,942)
Increase in cash and cash equivalents	2,737,425	7,046,404	7,215,717
Cash and cash equivalents at beginning of year	21,546,386	15,130,192	7,727,698
Effects of exchange rate changes on the balance of cash and cash equivalents held in foreign currencies	(699,476)	(630,210)	186,777
Cash and cash equivalents at end of year	$ 23,584,335	$ 21,546,386	$ 15,130,192